Employee benefits: variable compensation (Narrative) (Detail 2) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of when the majority of awards were granted	February 2020
UBS option awards that have been granted since 2009 | shares	0	0
UBS SAR awards that have been granted since 2009 | shares	0	0
Weighted average discount for share and performance share awards granted	22.60%	18.00%
Carrying amount of liability related to cash-settled share-based awards | $	$ 34	$ 39
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.4
UBS AG
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of when the majority of awards were granted	February 2020
Weighted average discount for share and performance share awards granted	22.60%	18.00%
Carrying amount of liability related to cash-settled share-based awards | $	$ 1	$ 2
UBS AG | Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.4